Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 123,807
2015	121,904
2016	111,455
2017	43,517
2018	23,210
Thereafter	42,208
Total future minimum lease payments	$ 466,101